Expense Example - Class I N Shares - Small Cap Momentum Style Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	61	207	366	828	87	286	502	1,125	51	176	311	707